Confidential
Via EDGAR and by Courier

CHECK-CAP BUILDING
ABBA HUSHI AVENUE
P.O. BOX 1271
ISFIYA, 30090
MOUNT CARMEL, ISRAEL

November 21, 2014

Amanda Ravitz, Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549

Re:	Check-Cap Ltd.
Amendment No. 1 to Draft Registration Statement on Form F-1
confidentially submitted on July 3, 2014
CIK No. 0001610590

Dear Ms. Ravitz:

This letter responds to the letter of the staff of the United States Securities and Exchange Commission (the “Staff”), dated July 30, 2014 (the “Comment Letter”), to Guy Neev, Chief Executive Officer of Check-Cap Ltd. (the “Company”) regarding the Confidential Draft Registration Statement on Form F-1 (the “Registration Statement”), submitted by the Company on July 3, 2014.

This letter sets forth each comment of the Staff from the Comment Letter (numbered in accordance with the Comment Letter).  Immediately following each comment is the Company’s response to that comment, including, where applicable, a cross-reference to the location of the changes made. The Company is concurrently submitting via EDGAR this letter and an amended Registration Statement on Form F-1 (the “Amended Registration Statement”).

Prospectus

1.           Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Ms. Amanda Ravitz, Assistant Director
Securities and Exchange Commission
November 21, 2014

Response: The Company acknowledges the Staff’s comment and respectfully advised the Staff that neither the Company, nor anyone authorized on behalf of the Company, has provided written materials in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”), to potential investors.  Similarly, no research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is expected to participate in the Company’s Offering.  The Company will provide the Staff with any such written materials or research reports if any are provided, published or distributed in the future.

Prospectus Summary, page 1

2.           Please balance your disclosure in the opening paragraph regarding your products under development by disclosing your net losses and accumulated deficit. Please also revise to highlight that you have not generated any revenues to date, do not anticipate generating any revenues for the foreseeable future and do not have a specific launch date. Make corresponding changes throughout your prospectus.

Response: The Company acknowledges the Staff’s comment and has included requested disclosure on pages 3 and 74 of the Amended Registration Statement.

3.           While we note your disclosure in the sixth paragraph of the summary, please expand your disclosure to clarify, if true, that the ten subject study is the basis for statements in the prospectus regarding the function and efficacy of your product in humans.

Response: The Company acknowledges the Staff’s comment and has revised its disclosure on pages 2, 58 and 84 of the Amended Registration Statement to clarify that the 10-subject proof-of-concept study focused on safety and on proving the imaging concept in humans; it did not focus on efficacy. An objective of the multi-center, prospective clinical feasibility study is to establish the safety and preliminary efficacy of the Check-Cap imaging system in humans. The pivotal study in the United States, which will follow the clinical feasibility study, is designed to: (i) demonstrate device safety as evidenced by a lack of device-related serious adverse events; and (ii) provide efficacy data concerning our imaging capsule’s sensitivity and specificity.

4.           We note your disclosure that your feasibility study will measure total radiation exposure. Since it does not appear that you have data indicating total radiation exposure at this point, please tell us how you are able to characterize your capsule as employing “low dose” radiation. Please also disclose any risks involved with using radiation in your capsule and how patients and physicians may evaluate your product as compared to other products that do not employ radiation.

Response: One of the main objectives of the clinical proof-of-concept 10-case study conducted at the Tel Aviv Medical Center in Israel was to measure effective radiation exposure for each case study.  The effective radiation exposure for each case study was calculated using standard, established factors for calculating effective radiation exposure (such as the duration of the capsule inside the body) and was based on the activity of the radiation source inside the imaging capsule and radiation energy, both of which were measured for each case study.

Ms. Amanda Ravitz, Assistant Director
Securities and Exchange Commission
November 21, 2014

The average calculated exposure for the entire procedure (from ingestion of the capsule to excretion) was 0.03 mSv (STD 0.007 mSv).  This level of radiation exposure is similar to a single chest X-ray (approximately 0.06 mSv) and two orders of magnitude less than a computed tomographic colonography (CTC).

When considering the low level radiation exposure level of the Check-Cap capsule-based imaging modality in comparison with other existing non-radiating CRC screening tests, the radiation exposure risk associated with the Check-Cap capsule appears low in comparison to the risks associated with other existing procedures, such as perforation, bleeding or sedation related effects (optical colonoscopy and sigmoidoscopy) and dehydration and damage to kidneys (optical capsules).  Furthermore, stool test methods (FOBTs, FITs and stool DNA) require a follow up optical colonoscopy if abnormalities are detected and unlike FOBTs, FITs and stool DNA tests, Check-Cap’s capsule based imaging modality generates structural information on the colon, which could assist in the detection of pre-cancerous polyps.

The Company has added disclosure on pages 1, 2, 4, 5, 58, 59, 74, and 75 of the Amended Registration Statement to reflect this information.

5.           We note your disclosure on pages 1, 55 and 66 that the occurrence of polyps is extremely common. If so, please revise your disclosure to address whether doctors and patients may prefer procedures, such as traditional colonoscopies, which allow doctors to examine, remove and biopsy polyps of varying sizes during a same session procedure rather than using an imaging capsule which would require a subsequent procedure (polypectomy) if polyps are identified. In addition, please address whether use of the capsule would merely shift patient concerns regarding pain, discomfort and embarrassment from the colonoscopy to the polypectomy, if needed.

Response: Occurrence of polyps in the colon is indeed very common.  An updated review published by the Agency for Healthcare Research and Quality (October 2008) reveals that out of 100 adults (target population aged 50-75 years), 25-30 persons have one or more polyps, of which 15 persons have clinically significant polyps (10+ mm). The Company believes, therefore, that the large majority of the average risk population that would be screened utilizing our imaging capsule would not require a subsequent polypectomy or a subsequent invasive procedure such as optical colonoscopy. The Company, therefore does not believe that patient concerns regarding pain, discomfort or embarrassment associated with a potential subsequent polypectomy would discourage patients from utilizing our imaging capsule.

The Company has revised the disclosure on pages 1, 59 and 73 of the Amended Registration Statement to address this comment.

Ms. Amanda Ravitz, Assistant Director
Securities and Exchange Commission
November 21, 2014

Summary Financial Data, page 10

6.           We note from your disclosure in footnote (2) that basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during each period. We also see that the 1,995,475 ordinary shares issuable upon exercise of the Neev options and the 7,503,521 ordinary shares issuable under warrants to Mr. Guy Neev are assumed to be outstanding. Please clarify whether the shares issuable are included in shares outstanding as of December 31, 2013 and March 31, 2014 or only the pro forma shares outstanding. Please also clarify why the 1,995,475 ordinary shares issuable upon exercise of the Neev options were deemed to be outstanding on December 31, 2013, as you indicate on page 50.

Response: The Company acknowledges the Staff comment and respectfully advises the Staff that the options to purchase 1,995,475 ordinary shares that were granted to Mr. Neev in May 2010 (the "Neev Options") were issued under a share-based payment arrangement, were fully vested upon grant and fully expensed upon grant. Since the options have a nominal exercise price of NIS 0.01, the Company accounted for them as outstanding for purposes of basic loss per share immediately upon grant, consistent with the guidance for contingently issuable shares.

Under IAS 33.5, contingently issuable shares are defined as follows:

"Contingently issuable ordinary shares are ordinary shares issuable for little or no cash or other consideration upon the satisfaction of specified conditions in a contingent share agreement."

A contingent share agreement is further defined in that paragraph as follows:

"A contingent share agreement is an agreement to issue shares that is dependent on the satisfaction of specified conditions."

IAS 33.48 states that share-based payments with employees are contingent shares until vesting, as follows:

"Employee share options with fixed or determinable terms and non-vested ordinary shares are treated as options in the calculation of diluted earnings per share, even though they may be contingent on vesting. They are treated as outstanding on the grant date. Performance-based employee share options are treated as contingently issuable shares because their issue is contingent upon satisfying specified conditions in addition to the passage of time."

IAS 33.24 specifies the guidance for treatment of contingently issuable shares:

"Contingently issuable shares are treated as outstanding and are included in the calculation of basic earnings per share only from the date when all necessary conditions are satisfied (i.e., the events have occurred). Shares that are issuable solely after the passage of time are not contingently issuable shares, because the passage of time is a certainty. Outstanding ordinary shares that are contingently returnable (i.e., subject to recall) are not treated as outstanding and are excluded from the calculation of basic earnings per share until the date the shares are no longer subject to recall."

Ms. Amanda Ravitz, Assistant Director
Securities and Exchange Commission
November 21, 2014

Based on the foregoing guidance, the Company concluded that upon grant, the Neev Options were not contingent and had satisfied all necessary conditions.  Since the shares underlying the Neev Options will be issued for little consideration upon exercise of the Neev Options, based on the guidance set forth in IAS 33.24, the shares issuable under the Neev Options should be treated as outstanding for purposes of calculating basic and diluted loss per ordinary share.

Consistent with the above conclusion, the Company also treated the 7,503,521 ordinary shares issuable under warrants that will be automatically exercised, without consideration, upon the exercise of the Neev Options (collectively, the "Anti-Dilution Warrants"), as outstanding for the purposes of calculating basic and diluted loss per ordinary share.

As the Neev Options and the Anti-Dilution Warrants had not been exercised as of December 31, 2013, the underlying shares are not included in the shares outstanding as of such date.  Mr. Neev has informed the Company that he will exercise the Neev Options prior to the closing of the offering and accordingly, the pro forma shares outstanding as of December 31, 2013 gives effect to the issuance of the shares underlying the Neev Options and the Anti-Dilution Warrants.

Risks Factors

We expect to face competition…, page 15

7.           We note your disclosure here and on page 79. Please tell us whether, to your knowledge, any of your competitors are developing imaging capsules similar to your own.

Response: The Company in not aware of an imaging capsule currently under development by any of its competitors with technology that is similar to the Company’s imaging capsule technology.

Risks Related to Regulations, page 20

8.           Please expand your risk factors to address any additional risks that you may face in trying to obtain regulatory clearance for an ingestible product that emits radiation.

Response:  Certain additional details related to regulatory clearance have been added on pages 23, and 27 of the Amended Registration Statement. The Company is unaware of any additional risks that it may face in trying to obtain regulatory clearance for an ingestible product that emits radiation.

Ms. Amanda Ravitz, Assistant Director
Securities and Exchange Commission
November 21, 2014

Our management will have broad discretion over the use or proceeds, page 42

9.           We note your disclosure in this risk only indicates clinical studies in Europe whereas disclosure in other locations of your prospectus indicates that you will use proceeds from this offering for clinical studies in the U.S. as well. Please reconcile your disclosure throughout your filing with regard to your clinical studies.

Response: The Company has revised the disclosure in the risk factor on page 44 of the Amended Registration Statement to reflect that the Company will use proceeds from this offering for clinical studies in the United States as well as in Europe.

Use of Proceeds, page 46

10.           Please clarify whether the proceeds from your offering will be sufficient to complete the research and development activities for the current version of your capsule and related system and for the clinical trials that you describe in your prospectus. Also, please disclose the intended amount of proceeds that will be spent on obtaining regulatory approvals.

Response: The Company notes the Staff’s comment. The size of the offering will determine whether the proceeds from the offering will be sufficient to complete the research and development activities for the current version of the Company’s imaging capsule and related system and for the clinical trials. The Company does not yet know what the size of the offering will be and  will update this disclosure once  this information is available. The Company has revised the disclosure on pages 9 and 48 of the Amended Registration Statement to include a placeholder for the intended amount of proceeds that will be spent on obtaining regulatory approvals, which will include the intended amount of proceeds that will be spent on clinical trials.

11.           We note that proceeds of the offering may be used in potential investments in new businesses. Please advise as to whether you have presently identified any potential investments. If so, please describe the nature of these investments.

Response: The Company has no current plans to invest in any new business. Language regarding potential use of proceeds to invest in new businesses has therefore been removed from the Amended Registration Statement.

Year ended December 31, 2013 Compared to Year Ended December 31, 2012

Research and Development Expenses, net, page 58

12.           Please revise to disclose the amount of grants presented net with research and development expenses each period.

Response:  The Company has revised the disclosure on page 64 of the Amended Registration Statement to address this comment.

Ms. Amanda Ravitz, Assistant Director
Securities and Exchange Commission
November 21, 2014

Application of Critical Accounting Policies and Estimates

Royalties Provision, page 64

13.           Please revise to disclose whether there are any minimum royalties to be paid each period. In addition, clarify the terms of forgiveness of the loan and how you determine whether you have met those terms.

Response: The Company has expanded the disclosure on page 71 of the Amended Registration Statement to clarify that no minimum royalties are required to be paid in connection with the OCS grants. As disclosed in the Amended Registration Statement, royalties are paid on revenue generated from OCS funded products and services. In the absence of such revenues, royalties are not paid on the OCS grants.

Business, page 66

14.           Please disclose your anticipated launch date. If it is not known, please disclose that fact prominently and revise throughout this section accordingly. In this regard, we note your current disclosure under “Sales and Marketing” and “Manufacturing and Suppliers” is largely speculative. Your discussion should include balanced and realistic disclosure regarding your present state of operations and the strengths and weaknesses of your product and company.

Response: The Company expects to perform post-marketing studies in Europe following CE marking and therefore, anticipates commercially launching in Europe during 2016.  The Company anticipates launching in the United States during 2017, subject to clinical trials.  The requested additional disclosure has been added on pages on pages 88-89 of the Amended Registration Statement.

15.           We note your disclosure on page 74 that your animal studies demonstrated that 5 mm polyps can be detected. With a view towards revised disclosure, please tell us if your capsule would be able to detect all clinically significant polyps that would be observed through the other CRC methods.

Response: To the Company’s knowledge, there is no modality that can detect all clinically significant polyps. The Company cannot state that its imaging capsule would be able to detect all clinically significant polyps.

Manufacturing and Suppliers, page 80

16.           Please clarify your statement that you are “currently building up [y]our production capacity and developing supply chain systems.”

Ms. Amanda Ravitz, Assistant Director
Securities and Exchange Commission
November 21, 2014

Response:  Additional disclosure has been added on pages 88-89 of the Amended Registration Statement to clarify this statement.

17.           Your disclosure states that you rely on limited source suppliers for certain components. While we note that you have provided one example of a limited source component, please revise to describe in greater detail the types of components that are in limited supply. Your revised disclosure should also address whether you are able to secure these components from alternative sources.

Response: The Company has revised the disclosure on page 89 of the Amended Registration Statement to add the additional requested details. The Company has also revised the risk factor on page 18 of the Amended Registration Statement to include the additional requested details.

Scientific Advisory Board, page 81

18.           With a view toward clarification of the significance of this disclosure, please tell us:

•	the number of times that the advisory board met during each of the last two years;

•	to whom specifically the advisory board provided its advice;

•	whether all members of the advisory board attended each meeting;

•	when each identified individual became a member of the advisory board;

•	the amount that you paid each identified member of the advisory board in each of the last two years; and

•	the approximate amount of time that the advisory board members devote to your business.

Response: The “Scientific Advisory Board” is in fact not a formal board but a group of individuals who Check-Cap consults with on an as-need, individual basis. To date, these persons have not met as a group. Certain of these individuals have provided to date several hours of services a month and others have provided several hours of services a year, and they have been compensated to date based on services provided.  These individuals have provided advice to the Company’s Chief Executive Officer, Chief Technology Officer, Vice President, Research & Development and clinical director. The Company intends to establish a routine of group meetings of these individuals as additional clinical data is generated. The Company has revised the disclosure on pages 90-92 of the Amended Registration Statement to describe these individuals as “Scientific Advisors”, to clarify their role with the Company and to include information with respect to their length of service with the Company.

Ms. Amanda Ravitz, Assistant Director
Securities and Exchange Commission
November 21, 2014

To date, these individuals have been compensated by the Company based on the services provided. Compensation paid by the Company to each Scientific Advisor is as follows:

Mr. Douglas Rex was paid a total of $1,750, $0 and $0 for his services as a Scientific Advisor to the Company in 2012, 2013 and 2014, respectively.

Dr. Walter Robb was paid a total of $0, $0 and $0 for his services as a Scientific Advisor to the Company in 2012, 2013 and 2014, respectively.

Dr. Perry Pickhardt was paid a total of $12,000, $0 and $0 for his services as a Scientific Advisor to the Company in 2012, 2013 and 2014, respectively.

Mr. Steve Hanley was paid a total of $15,000, $25,000 and $17,500 for his services as a Scientific Advisor to the Company in 2012, 2013 and 2014, respectively.

Prof. Nadir Arber was paid a total of $15,052, $22,971 and $10,742 for his services as a Scientific Advisor to the Company in 2012, 2013 and 2014, respectively.

Dr. Jonathan Leighton was paid a total of $0, $0 and $0 for his services as a Scientific Advisor to the Company in 2012, 2013 and 2014, respectively.

Financial Statements

Note 1 – D. Pro Forma Information, page F-8

19.           Please revise to explain the exercise of the Neev Options in your pro forma discussion.

Response: The Company has revised the disclosure in Note 1-D to the financial statements for the six month period ended June 30, 2014 to reflect that the pro forma information also gives effect to the issuance of the ordinary shares underlying the Neev Options and the Anti-Dilution Warrants.

Note 11 – C.(3). Conversion, page F-26

20.           We see from your disclosure that each preferred share is convertible into Ordinary shares upon a qualifying IPO at the applicable conversion rate. Please revise to define the terms of a “qualifying IPO” and the “applicable conversion rate.”

Response: In response to the Staff’s comment, Note 11-C(3) has been revised to include the definition of the “qualifying IPO” and the “applicable conversion rate” in accordance with the articles of association as in effect on December 31, 2013.

Note 11 – D. Changes in Share Capital, page F-28

21.           Please explain the terms of the Neev Options, including why they are automatically exercised at the time of the offering and your anticipated accounting for the exercise of the options, including the amount of compensation expense that will be recognized.

Ms. Amanda Ravitz, Assistant Director
Securities and Exchange Commission
November 21, 2014

Response: The Company notes the Staff's comment and would like to clarify that the Neev Options are different from the Anti-Dilution Warrants (Note 11D.(3) states that "The Anti-Dilution Warrants will be automatically exercised….", not the Neev Options). As disclosed in the prospectus, the Neev Options are not automatically exercised at the time of the offering, rather Guy Neev has agreed to exercise the Neev Options prior to the closing of the offering.  The full amount of compensation expense with respect to the Neev Options (approximately $96,000) was recognized in the year ended December 31, 2010, as of the grant date of the Neev Options. The terms of the Anti-Dilution Warrants provide that the they will be automatically exercised, without consideration, unless the holder thereof objects to such exercise, if and when Guy Neev exercises any part of the Neev Options, in proportion to the portion of the Neev Options exercised by Guy Neev, and with respect to 273,592 of such warrants, which were granted as anti-dilution protection in respect of outstanding warrants, in proportion to the number of warrants with respect to which such 273,592 warrants were granted that were exercised prior to the exercise of the Neev Options.

Note 12 – Share Based Payment, page F-29

22.           Please tell us the estimated IPO price range. To the extent that there is a significant difference between the estimated grant-date fair values of your common stock during the past twelve months and the estimated IPO price, please tell us each significant factor contributing to the difference.

Response: The IPO price will be based on negotiations with underwriters and is yet to be determined.  At the closing of the credit line agreement on October 14, 2014, the Company issued options to its executives (for the purchase of an aggregate 11,630,739 ordinary shares at NIS 0.01 per share) and warrants to the Pontifax entities (for the purchase of an aggregate 4,430,758 ordinary shares at NIS 0.01 per share), which are deemed share-based compensation. The options issued to the Company’s executives and the warrants issued to the Pontifax entities were granted after the date of the Company's recent financial statements and therefore, have not been included in such financial statements. The Company has not yet calculated the fair value of these options and warrants. The Company anticipates that the fair value of these options and warrants will be based on the IPO price. Therefore, the Company does not believe that there will be a difference between the value of these shares and the IPO price.

Part II – Item 8. Exhibits and Financial Statement Schedules, page II-3

23.           Please file the asset transfer agreement mentioned on page 61 as an exhibit to your filing. Please refer to Regulation S-K Item 601(b)(2).

Response: The Asset Transfer Agreement is being filed as an exhibit to the Amended Registration Statement.

24.           Please file the agreement for the development of the application specific integrated circuit mentioned on page 65 as an exhibit to your filing. Please refer to Regulation S-K Item 601(b)(10).

Response: The Agreement for ASIC Design and Development dated November 26, 2009, by and between the Company and Politechnico di Milano is being filed as an exhibit to the Amended Registration Statement.

25.           Please file the form of the indemnification and exculpation agreements mentioned on page 120 as an exhibit to your filing. Please refer to Regulation S-K Item 601(b)(10)(ii)(A).

Response: The Company has previously entered into indemnification and exculpation agreements with each of its current officers and directors (other than Alex Ovadia). The current form of Indemnification and Exculpation Agreement is being filed as an exhibit to the Amended Registration Statement. The Company intends to enter into a new form of indemnification and exculpation agreement with each of its officers and directors prior to the closing of this offering.

Ms. Amanda Ravitz, Assistant Director
Securities and Exchange Commission
November 21, 2014

If you require any additional information on these issues, or if the Company can provide you with any other information that will facilitate your continued review of this filing, please advise us at your earliest convenience. You may reach me at 972-4-8303401. In addition, please contact Mitchell S. Nussbaum or Angela M. Dowd of Loeb & Loeb LLP at (212)-407-4159 or (212)-407-4097, respectively, if you have any questions or require additional information.

Sincerely,

CHECK-CAP LTD.

/s/ Guy Neev
Name:   Guy Neev
Title:     Chief Executive Officer